Restructuring (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Cost of Sales [Member]	Dec. 31, 2011 General, Administrative, Integration, and Other [Member]	Dec. 31, 2011 Employee Severance [Member]	Dec. 31, 2011 Contract Termination [Member]	Dec. 31, 2010 Corbett [Member] Facility Closing [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 74.9		$ 5.5	$ 69.4	$ 20.1	$ 12.7
Asset impairment		42.1
Restructuring Reserve	26.9	26.9
Restructuring and Related Cost, Expected Cost							4.2
Restructuring and Related Cost, Incurred Cost							$ 1.9